LOAN RECEIVABLES, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LOAN RECEIVABLES, NET
Schedule of loan receivables

	December 31,	June 30,
	2020	2021
Loan receivables	596,747	258,596
Less: Allowance for doubtful accounts	(320,944)	(56,466)
Less: Adpotion of new accounting standard in the last fiscal year	(8,420)	—
Total	267,383	202,130

	December 31,	December 31,
	2019	2020
Loan receivables	1,394,072	596,747
Less: Allowance for doubtful accounts	(615,592)	(320,944)
Less: Adoption of new accounting standard	—	(8,420)
Total	778,480	267,383

Summary of aging of loans

	1 - 89 days	90 days or	Total past
	past due	more past due	due	Current	Total loans
December 31, 2020	—	29,500	29,500	567,247	596,747
June 30, 2021	—	16,500	16,500	242,096	258,596

	1 - 89 days	90 days or	Total past
	past due	more past due	due	Current	Total loans
December 31, 2019	52,339	21,338	73,677	1,320,395	1,394,072
December 31, 2020	—	29,500	29,500	567,247	596,747